FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Fair value, by balance sheet grouping
The following table includes the estimated fair value and carrying value of those assets and liabilities.

(in thousands of $)		June 30,		December 31,
		2024		2023
	Fair value hierarchy level	Carrying value of asset (liability)	Fair value asset (liability)	Carrying value of asset (liability)	Fair value asset (liability)
Cash, cash equivalents	Level 1	370,203	370,203	410,425	410,425
Restricted cash	Level 1	52	52	119	119
Derivative instruments receivable	Level 2	36,302	36,302	48,829	48,829
Derivative instruments payable	Level 2	(444)	(444)	—	—
Floating rate long-term debt	Level 2	(1,619,451)	(1,603,818)	(1,667,749)	(1,680,623)
Fixed rate long-term debt	Level 2	(140,943)	(123,279)	(144,394)	(128,218)